SEGMENT REPORTING	12 Months Ended
Oct. 27, 2013
SEGMENT REPORTING
SEGMENT REPORTING

NOTE O

SEGMENT REPORTING

The Company develops, processes, and distributes a wide array of food products in a variety of markets. The Company reports its results in the following five segments: Grocery Products, Refrigerated Foods, Jennie-O Turkey Store, Specialty Foods, and International & Other.

The Grocery Products segment consists primarily of the processing, marketing, and sale of shelf-stable food products sold predominantly in the retail market. This segment also includes the results from the Company’s MegaMex joint venture.

The Refrigerated Foods segment includes the Hormel Refrigerated operating segment and the Affiliated Business Units. This segment consists primarily of the processing, marketing, and sale of branded and unbranded pork and beef products for retail, foodservice, and fresh product customers.

The Affiliated Business Units include the Farmer John, Burke Corporation, Dan’s Prize, Saag’s Products, Inc., and Precept Foods businesses. Precept Foods, LLC, is a 50.01 percent owned joint venture.

The Jennie-O Turkey Store segment consists primarily of the processing, marketing, and sale of branded and unbranded turkey products for retail, foodservice, and fresh product customers.

The Specialty Foods segment includes the Diamond Crystal Brands, Century Foods International, and Hormel Specialty Products operating segments. This segment consists of the packaging and sale of private label shelf stable products, nutritional products, sugar, and condiments to industrial, retail, and foodservice customers. This segment also includes the processing, marketing, and sale of nutritional food products and supplements to hospitals, nursing homes, and other marketers of nutritional products.

The International & Other segment includes the Hormel Foods International operating segment, which manufactures, markets, and sells Company products internationally. This segment also includes the results from the Company’s international joint ventures and miscellaneous corporate sales. This segment was previously the All Other segment, and was renamed in the second quarter of fiscal 2013, with no change in the composition of the segment.

Intersegment sales are recorded at prices that approximate cost and are eliminated in the Consolidated Statements of Operations. The Company does not allocate investment income, interest expense, and interest income to its segments when measuring performance. The Company also retains various other income and unallocated expenses at corporate. Equity in earnings of affiliates is included in segment operating profit; however, earnings attributable to the Company’s noncontrolling interests are excluded. These items are included below as net interest and investment expense (income), general corporate expense, and noncontrolling interest when reconciling to earnings before income taxes.

Sales and operating profits for each of the Company’s reportable segments and reconciliation to earnings before income taxes are set forth below. The Company is an integrated enterprise, characterized by substantial intersegment cooperation, cost allocations, and sharing of assets. Therefore, the Company does not represent that these segments, if operated independently, would report the operating profit and other financial information shown below.

(in thousands)	2013	2012	2011
Sales to Unaffiliated
Customers
Grocery Products	$1,517,557	$1,170,871	$1,064,558
Refrigerated Foods	4,251,515	4,222,752	4,189,224
Jennie-O Turkey Store	1,601,868	1,549,227	1,467,222
Specialty Foods	932,533	924,472	835,584
International & Other	448,181	363,348	338,501
Total	$8,751,654	$8,230,670	$7,895,089
Intersegment Sales
Grocery Products	$ –	$ –	$ –
Refrigerated Foods	17,359	12,144	14,101
Jennie-O Turkey Store	123,420	125,575	124,868
Specialty Foods	108	133	127
International & Other	–	–	–
Total	140,887	137,852	139,096
Intersegment elimination	(140,887)	(137,852)	(139,096)
Total	$ –	$ –	$ –
Net Sales
Grocery Products	$1,517,557	$1,170,871	$1,064,558
Refrigerated Foods	4,268,874	4,234,896	4,203,325
Jennie-O Turkey Store	1,725,288	1,674,802	1,592,090
Specialty Foods	932,641	924,605	835,711
International & Other	448,181	363,348	338,501
Intersegment elimination	(140,887)	(137,852)	(139,096)
Total	$8,751,654	$8,230,670	$7,895,089
Segment Operating Profit
Grocery Products	$ 213,646	$ 181,251	$ 162,556
Refrigerated Foods	232,692	228,665	292,624
Jennie-O Turkey Store	222,117	238,298	204,940
Specialty Foods	88,873	83,089	76,905
International & Other	71,490	49,889	36,250
Total segment operating profit	$ 828,818	$ 781,192	$ 773,275
Net interest and investment expense (income)	7,482	6,339	23,448
General corporate expense	26,694	21,429	35,992
Noncontrolling interest	3,865	4,911	5,001
Earnings before income taxes	$ 798,507	$ 758,335	$ 718,836

(in thousands)	2013	2012	2011
Assets
Grocery Products	$1,237,405	$ 683,601	$ 670,398
Refrigerated Foods	1,218,418	1,171,161	1,177,588
Jennie-O Turkey Store	819,343	857,682	805,459
Specialty Foods	469,599	506,237	475,289
International & Other	361,038	224,847	196,957
Corporate	810,077	1,120,438	918,700
Total	$4,915,880	$4,563,966	$4,244,391
Additions to Property,
Plant and Equipment
Grocery Products	$ 10,100	$ 17,966	$ 10,910
Refrigerated Foods	58,523	67,003	45,244
Jennie-O Turkey Store	22,863	33,594	29,507
Specialty Foods	3,606	3,779	3,470
International & Other	2,973	2,794	1,145
Corporate	8,697	7,167	6,635
Total	$ 106,762	$ 132,303	$ 96,911
Depreciation and
Amortization
Grocery Products	$ 22,912	$ 15,870	$ 15,597
Refrigerated Foods	57,879	60,229	65,689
Jennie-O Turkey Store	26,921	26,144	25,379
Specialty Foods	9,232	9,871	9,817
International & Other	1,906	1,437	1,387
Corporate	6,000	5,943	6,296
Total	$ 124,850	$ 119,494	$ 124,165

The Company’s products primarily consist of meat and other food products. Perishable meat includes fresh meats, refrigerated meal solutions, sausages, hams, wieners, and bacon (excluding JOTS products). The Poultry category is composed primarily of JOTS products. Shelf-stable includes canned luncheon meats, shelf-stable microwaveable meals, stews, chilies, hash, meat spreads, flour and corn tortillas, salsas, tortilla chips, peanut butter, and other items that do not require refrigeration. The Other category primarily consists of nutritional food products and supplements, sugar and sugar substitutes, dessert and drink mixes, and industrial gelatin products. The percentages of total revenues contributed by classes of similar products for the last three fiscal years are as follows:

	Fiscal Year Ended
	October 27, 2013	October 28, 2012	October 30, 2011
Perishable meat	50.9%	53.5%	55.1%
Shelf-stable	21.4	17.6	16.8
Poultry	18.8	19.3	19.1
Other	8.9	9.6	9.0
	100.0%	100.0%	100.0%

Revenues from external customers are classified as domestic or foreign based on the final customer destination where title passes. No individual foreign country is material to the consolidated results. Additionally, the Company’s long-lived assets located in foreign countries are not significant. Total revenues attributed to the U.S. and all foreign countries in total for the last three fiscal years are as follows:

	Fiscal Year Ended
	October 27,	October 28,	October 30,
(in thousands)	2013	2012	2011
United States	$8,193,730	$7,739,826	$7,431,798
Foreign	557,924	490,844	463,291
	$8,751,654	$8,230,670	$7,895,089

In fiscal 2013, sales to Wal-Mart Stores, Inc. (Wal-Mart) represented $1.33 billion or 13.9 percent of the Company’s consolidated revenues (measured as gross sales less returns and allowances). Wal-Mart is a customer for all five segments of the Company.